Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Fair value of current and non-current unsecured liabilities	$ 966,998,354	$ 947,565,989
Secured liabilities	0	0
Undrawn line of credits	138,954,000	199,271,103
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Borrowings	$ 498,203,587	$ 440,823,086